NOTE 8 - Leases	12 Months Ended
Dec. 31, 2025
Notes
NOTE 8 - Leases:

NOTE 8 – Leases:

The Company leases several facilities in Israel from which it operates. The Company also leases certain items of property and equipment which contain a lease of vehicles.

All leases are stated in Israeli New Shekel (“NIS”) and accounted for by recognizing a right-of-use asset and a lease liability except for:

1.Leases with low value assets; and

2.Leases with a duration of 12 months or less.

a)In December 2020, BioHarvest signed a lease extension agreement for a property at Rehovot, Israel, which ends on May 31, 2024. According to the terms of this agreement, BioHarvest has an extension option for 3 additional years for all of BioHarvest’s spaces at this location. BioHarvest exercised the extension option for 1 additional year for some of the property until May 31, 2025. The annual lease commitment is approximately $270. The incremental borrowing rate is 6.50%.

On June 1, 2025, the Company amend its lease agreement with the lessor for its Rehovot laboratories and offices facilities, until May 2028. The Company has the option to terminate the lease agreement (partially or completely) within the lease period. The average monthly fees are NIS 63 ($18) subject to the Consumer Price Index published by the Israeli Central Bureau of Statistics.

At the commencement of the lease, the Company believes it is probable that the lease agreement will be partially terminated early. The incremental borrowing rate is 12.75%.

b)BioHarvest leases several cars. The lease period is for 3 years. The annual lease commitment is approximately $92.

c)In October 2020, BioHarvest entered into a lease agreement with Sugart Ltd. Under the terms of the agreement, BioHarvest will invest in the required capital equipment for its technology as well as appropriate capital upgrades needed for Sugart’s existing manufacturing facility. The facility is located in Yavne, Israel, and will be leased for a period of 10 years. The annual lease commitment is approximately $130. The incremental borrowing rate is 6.50%.

On January 16, 2025, the Company revised its lease agreement with the lessor for its Yavne manufacturing facility until September 2025, subject to 2 extension options for an additional 6 months each. The average monthly fees are NIS 101 ($28), including an annual increase and other adjustments, subject to the Consumer Price Index published by the Israeli Central Bureau of Statistics.

At the commencement of the lease, the Company believes it is probable the 2 extension options for an additional total of 1 year will be exercised. During September 2025, the Company exercised the first extension option for additional 6 months. The incremental borrowing rate is 12.75%.

d)In April 2024, BioHarvest entered into a lease agreement for leasing approximately 10,300 square meters facility in Yavne, Israel (“Yavne 2 facility”) from April 1, 2024, until September 30, 2030, subject to 2 extension options for an additional 5 years each. The average monthly fees are NIS 328 ($88), including an annual increase and other adjustments, subject to the Consumer Price Index published by the Israeli Central Bureau of Statistics.

At lease commencement, the Company believes it’s probable the 2 extension options for an additional total of 10 years will be exercised. The incremental borrowing rate is 9.80%.

Right-of-Use Assets, net

	Buildings	Vehicles	Total
As of January 1, 2024	1,789	56	1,845
Additions	8,194	157	8,351
Modification	(758)	-	(758)
Index adjustments	382	4	386
Amortization	(749)	(51)	(800)
As of December 31, 2024	8,858	166	9,024
Additions	399	-	399
Modification	(78)	(7)	(85)
Index adjustments	225	3	228
Amortization	(1,082)	(78)	(1,160)
As of December 31, 2025	8,322	84	8,406

Lease liabilities

	Buildings	Vehicles	Total
As of January 1, 2024	1,737	70	1,807
Additions	8,194	143	8,337
Lease payments	(511)	(68)	(579)
Modification	(751)	-	(751)
Interest expense	663	8	671
Index adjustments	382	4	386
Foreign exchange movements	40	2	42
As of December 31, 2024	9,754	159	9,913
Additions	399	-	399
Lease payments	(1,290)	(92)	(1,382)
Modification	(78)	(7)	(85)
Interest expense	997	10	1,007
Index adjustments	225	3	228
Foreign exchange movements	1,440	15	1,455
As of December 31, 2025	11,447	88	11,535